Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts
Monthly salary percentage		8.33%
Operating lease right-of-use assets		$ 53
Operating lease liabilities		$ 24
Leases description	The Company recognized ROU assets of approximately USD 19 thousand and lease liabilities of approximately USD 19 thousand for its operating leases of real estate and vehicles. The Company has elected the short-term lease exception for leases with a term of 12 months or less. As part of this election it will not recognize right-of-use assets and lease liabilities on the balance sheet for leases with terms less than 12 months.
ASU 2016-02 - 842 [Member]
Operating lease right-of-use assets	$ 19
Operating lease liabilities	$ 19
Machinery and Equipment [Member] | Maximum [Member]
Property, and equipment, useful lives		6 years
Machinery and Equipment [Member] | Minimum [Member]
Property, and equipment, useful lives		10 years